SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Additional paid-in capital		$ 205,072
Effective tax rate	112.13%	36.84%
Statutory tax rate (as a percent)	21.00%	21.00%
Unrecognized Tax Benefits	$ 0	$ 0
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	$ 0	$ 0
Number of warrants to purchase shares issued	5,980,750